Investments - Balance Sheet Offsetting, Liabilities (Details) - Derivative liabilities - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liability Offsetting
Gross amount of recognized liabilities subject to netting agreements	$ 456.7	$ 473.4	$ 612.2
Amount of assets that offset the gross amount of liabilities subject to netting agreements not offset in statement of financial position	(180.6)	(166.0)	(133.5)
Collateral pledged, financial liabilities	(253.5)	(295.5)	(467.2)
Net amount of liabilities subject to netting agreements	$ 22.6	$ 11.9	$ 11.5